Equity	12 Months Ended
Mar. 31, 2018
Text block1 [abstract]
Equity

(19) Equity

(a) Management of Capital

Honda makes investments in capital and research and development to improve corporate value through growth on a global basis. In order to meet these funding needs, Honda makes capital management through consideration of the balance between financing liabilities and equity.

Financing liabilities and equity of Honda as of March 31, 2017 and 2018 are as follows:

	Yen (millions)
	2017	2018
Financing liabilities	¥6,809,118	¥6,799,010
Equity	7,569,626	8,234,095

(b) Common Stock

The Company’s total number of shares authorized and issued for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Shares
	2016	2017	2018
Total number of authorized shares
Balance at end of year
Common shares, no par value	7,086,000,000	7,086,000,000	7,086,000,000
Total number of issued shares
Balance at beginning of year	1,811,428,430	1,811,428,430	1,811,428,430
Changes during the year	—	—	—
Balance at end of year	1,811,428,430	1,811,428,430	1,811,428,430

All of the issued shares as of March 31, 2016, 2017 and 2018 have been paid in full.

(c) Capital Surplus and Retained Earnings

Capital surplus consists of surplus that is derived from equity transactions and not recorded in common stock, and its primary component is capital reserves. The Companies Act of Japan provides that no less than 50% of the paid-in amount or proceeds of issuance of shares shall be incorporated in common stock, and that the remaining shall be incorporated in capital reserves. Capital reserves may be incorporated in common stock upon approval of the General Meeting of Shareholders.

Retained earnings consist of legal reserves and accumulated earnings. The Companies Act of Japan provides that earnings in an amount equal to 10% of cash dividends from retained earnings shall be appropriated as a capital reserve or a legal reserve on the date of distribution of retained earnings until an aggregated amount of capital reserve and legal reserve equals 25% of common stock. Legal reserves may be used upon approval of the General Meeting of Shareholders. Certain foreign consolidated subsidiaries are also required to appropriate their earnings under the laws of respective countries.

(d) Treasury Stock

The total number of the Company’s treasury stock held by Honda as of March 31, 2016, 2017 and 2018 is as follows:

	Shares
	2016	2017	2018
Common shares	9,144,911	9,148,035	33,150,615

Under the Companies Act of Japan, the number of shares and total value of treasury stock acquisition may be determined, upon approval of the General Meeting of Shareholders, within the amount available for distribution. Furthermore, treasury stock may be acquired through market transactions or tender offers in accordance with the articles of incorporation within the conditions set forth in the Companies Act, upon approval of the Board of Directors.

(e) Other Components of Equity

The changes in other components of equity for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	Remeasurements of defined benefit plans	Net changes in revaluation of financial assets measured at fair value through other comprehensive income	Exchange differences on translating foreign operations	Total
Balance as of April 1, 2015	¥—	¥79,245	¥714,789	¥794,034

Adjustment during the year	¥(76,342)	¥(16,456)	¥(440,313)	¥(533,111)
Reclassification to retained earnings	76,342	(1,150)	—	75,192

Balance as of March 31, 2016	¥—	¥61,639	¥274,476	¥336,115

Adjustment during the year	¥64,478	¥24,049	¥(9,017)	¥79,510
Reclassification to retained earnings	(64,478)	259	—	(64,219)

Balance as of March 31, 2017	¥—	¥85,947	¥265,459	¥351,406

Adjustment during the year	¥12,125	¥20,655	¥(192,572)	¥(159,792)
Reclassification to retained earnings	(12,125)	(1,197)	—	(13,322)

Balance as of March 31, 2018	¥—	¥105,405	¥72,887	¥178,292

(f) Other Comprehensive Income

Each component of other comprehensive income and related tax effect including non-controlling interests for the years ended March 31, 2016, 2017 and 2018 are as follows:

For the year ended March 31, 2016

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥(93,561)	¥22,852	¥(70,709)

Net changes	(93,561)	22,852	(70,709)

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	(24,308)	8,511	(15,797)

Net changes	(24,308)	8,511	(15,797)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(1,554)	280	(1,274)

Net changes	(1,554)	280	(1,274)

Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations:
Amount incurred during the year	(430,191)	—	(430,191)
Reclassification to profit or loss	39	—	39

Net changes	(430,152)	—	(430,152)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(37,554)	929	(36,625)
Reclassification to profit or loss	35	(1)	34

Net changes	(37,519)	928	(36,591)

Total other comprehensive income	¥(587,094)	¥32,571	¥(554,523)

For the year ended March 31, 2017

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥90,502	¥(32,348)	¥58,154

Net changes	90,502	(32,348)	58,154

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	34,189	(11,482)	22,707

Net changes	34,189	(11,482)	22,707

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	3,317	(55)	3,262

Net changes	3,317	(55)	3,262

Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations:
Amount incurred during the year	7,923	3	7,926
Reclassification to profit or loss	141	(3)	138

Net changes	8,064	—	8,064

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	(24,158)	1,428	(22,730)
Reclassification to profit or loss	100	(14)	86

Net changes	(24,058)	1,414	(22,644)

Total other comprehensive income	¥112,014	¥(42,471)	¥69,543

For the year ended March 31, 2018

	Yen (millions)
	Before-tax	Tax benefit (expense)	Net-of-tax
Items that will not be reclassified to profit or loss:
Remeasurements of defined benefit plans:
Amount incurred during the year	¥47,383	¥(34,039)	¥13,344

Net changes	47,383	(34,039)	13,344

Net changes in revaluation of financial assets measured at fair value through other comprehensive income:
Amount incurred during the year	20,020	(732)	19,288

Net changes	20,020	(732)	19,288

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	1,729	(41)	1,688

Net changes	1,729	(41)	1,688

Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations:
Amount incurred during the year	(204,372)	(4)	(204,376)
Reclassification to profit or loss	188	4	192

Net changes	(204,184)	—	(204,184)

Share of other comprehensive income of investments accounted for using the equity method:
Amount incurred during the year	12,266	(521)	11,745
Reclassification to profit or loss	(1,155)	30	(1,125)

Net changes	11,111	(491)	10,620

Total other comprehensive income	¥(123,941)	¥(35,303)	¥(159,244)

The components of other comprehensive income included in non-controlling interests for the years ended March 31, 2016, 2017 and 2018 are as follows:

	Yen (millions)
	2016	2017	2018
Remeasurements of defined benefit plans	¥5,073	¥(4,413)	¥1,534
Net changes in revaluation of financial assets measured at fair value through other comprehensive income	(55)	9	6
Exchange differences on translating foreign operations	(26,430)	(5,563)	(992)

Total	¥(21,412)	¥(9,967)	¥548

(g) Dividends from Retained Earnings

The Company distributes retained earnings within the available amount calculated in accordance with the Companies Act of Japan. The amount of retained earnings available for distribution is calculated based on the amount of retained earnings recorded in the Company’s non-consolidated accounting records prepared in accordance with accounting principles generally accepted in Japan.

The amounts recognized as dividends of retained earnings for the years ended March 31, 2016, 2017 and 2018 are as follows:

1) Dividend payout

For the year ended March 31, 2016

Resolution	The Ordinary General Meeting of Shareholders on June 17, 2015
Type of shares	Common shares
Total amount of dividends (millions of yen)	39,650
Dividend per share (yen)	22.00
Record date	March 31, 2015
Effective date	June 18, 2015

Resolution	The Board of Directors Meeting on July 31, 2015
Type of shares	Common shares
Total amount of dividends (millions of yen)	39,650
Dividend per share (yen)	22.00
Record date	June 30, 2015
Effective date	August 25, 2015

Resolution	The Board of Directors Meeting on November 4, 2015
Type of shares	Common shares
Total amount of dividends (millions of yen)	39,650
Dividend per share (yen)	22.00
Record date	September 30, 2015
Effective date	November 30, 2015

Resolution	The Board of Directors Meeting on January 29, 2016
Type of shares	Common shares
Total amount of dividends (millions of yen)	39,650
Dividend per share (yen)	22.00
Record date	December 31, 2015
Effective date	February 26, 2016

For the year ended March 31, 2017

Resolution	The Ordinary General Meeting of Shareholders on June 16, 2016
Type of shares	Common shares
Total amount of dividends (millions of yen)	39,650
Dividend per share (yen)	22.00
Record date	March 31, 2016
Effective date	June 17, 2016

Resolution	The Board of Directors Meeting on August 2, 2016
Type of shares	Common shares
Total amount of dividends (millions of yen)	39,650
Dividend per share (yen)	22.00
Record date	June 30, 2016
Effective date	August 25, 2016

Resolution	The Board of Directors Meeting on October 31, 2016
Type of shares	Common shares
Total amount of dividends (millions of yen)	39,650
Dividend per share (yen)	22.00
Record date	September 30, 2016
Effective date	November 29, 2016

Resolution	The Board of Directors Meeting on February 3, 2017
Type of shares	Common shares
Total amount of dividends (millions of yen)	43,254
Dividend per share (yen)	24.00
Record date	December 31, 2016
Effective date	February 28, 2017

For the year ended March 31, 2018

Resolution	The Ordinary General Meeting of Shareholders on June 15, 2017
Type of shares	Common shares
Total amount of dividends (millions of yen)	43,254
Dividend per share (yen)	24.00
Record date	March 31, 2017
Effective date	June 16, 2017

Resolution	The Board of Directors Meeting on August 1, 2017
Type of shares	Common shares
Total amount of dividends (millions of yen)	43,254
Dividend per share (yen)	24.00
Record date	June 30, 2017
Effective date	August 25, 2017

Resolution	The Board of Directors Meeting on November 1, 2017
Type of shares	Common shares
Total amount of dividends (millions of yen)	43,254
Dividend per share (yen)	24.00
Record date	September 30, 2017
Effective date	November 29, 2017

Resolution	The Board of Directors Meeting on February 2, 2018
Type of shares	Common shares
Total amount of dividends (millions of yen)	44,456
Dividend per share (yen)	25.00
Record date	December 31, 2017
Effective date	February 28, 2018

2) Dividends payable of which record date was in the year ended March 31, 2018, effective after the period

Resolution	The Board of Directors Meeting on April 27, 2018
Type of shares	Common shares
Resource for dividend	Retained earnings
Total amount of dividends (millions of yen)	48,013
Dividend per share (yen)	27.00
Record date	March 31, 2018
Effective date	May 30, 2018